Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA American Funds Growth Portfolio

(the "Portfolio")

Supplement dated November 12, 2020

to the Portfolio's Summary Prospectus and Prospectus dated

May 1, 2020, as supplemented and amended to date

Michael T. Kerr has retired from Capital Group and is no longer acting as a portfolio manager of the American Funds Insurance Series® Growth Fund (the "Master Growth Fund"). Accordingly, all references to Mr. Kerr on the Portfolio's Summary Prospectus and Prospectus are hereby deleted. Dylan Yolles has been named portfolio manager of the Master Growth Fund. Effective immediately, in the section of the Summary Prospectus entitled "Investment Adviser" and in the section of the Prospectus entitled "Portfolio Summary: SA American Funds Growth Portfolio – Investment Adviser," in the table under the heading "Portfolio Managers" the following information is added:

Portfolio Manager of
Name and Title
Master Growth Fund Since
Dylan Yolles
2020
Equity Portfolio Manager....................

In the section of the Prospectus entitled "Management," under the heading "Portfolio Management of the Master Funds," the following paragraph is added under "Master Growth Fund Team Members":

Dylan Yolles is an equity portfolio manager at Capital Group. He has 22 years of investment experience and has been with Capital Group for 20 years. Earlier in his career, as an equity investment analyst at Capital, he covered U.S. and European software companies, as well as U.S. and Canadian railroads. Before joining Capital, Mr. Yolles was a select fund portfolio manager and an equity analyst covering software, chemicals, gaming and lodging at Fidelity in Boston. Mr. Yolles holds an MBA from Stanford Graduate School of Business and a bachelor's degree from Stanford University. Mr. Yolles is based in Los Angeles.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-GP1.2 (11/20)